SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Fiscal Year End	--12-31
Bad Debt Expense	$ 0	$ 6,923
Allowance for doubtful accounts	$ 0	$ 0
Capital Assets Useful Life, Minimum	3 years
Capital Assets Useful Life, Maximum	7 years
Revenue Share Transaction Value, Minimum	25.00%
Revenue Share Transaction Value, Maximum	50.00%